Share-based awards (Tables)	3 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of stock option activity
The following table summarizes option activity for the three months ended March 31, 2023:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2022	1,378,119	$119.86	4.69

Granted	76,066	$233.88
Exercised	(136,649)	$94.66
Canceled/expired	(6,499)	$115.46

Outstanding at March 31, 2023	1,311,037	$129.12	4.83

Exercisable at March 31, 2023	1,003,832	$108.94	4.29

Schedule of weighted average fair values and assumptions used	The weighted average grant date fair values and assumptions used were as follows:

	Three Months Ended
	March 31, 2023	March 31, 2022
Weighted average grant date fair value	$85.75	$68.24
Assumptions:
Expected volatility	33%	30%
Dividend yield	—%	—%
Risk-free interest rate	4.22%	1.74%
Expected life	5 years	5 years

Summary of RSU and PSU activity	The following table summarizes RSU and PSU activity for the three months ended March 31, 2023:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2022	152,420	$192.29	582,612	$207.73

Granted	55,772	$233.88	26,466	$233.88
Shares vested	(45,460)	$159.33	(22,758)	$191.74
Forfeited	—	$—	(16,523)	$208.48

Outstanding at March 31, 2023	162,732	$215.75	569,797	$207.94

Schedule of non-cash stock compensation expense
Non-cash stock compensation expense for the three months ended March 31, 2023 and March 31, 2022 has been allocated as follows:

	Three Months Ended
	March 31, 2023	March 31, 2022
	(in thousands)
Direct costs	$5,668	$4,999
Selling, general and administrative	9,091	13,904

	$14,759	$18,903